Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended							9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	16 Months Ended			7 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2011	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 17, 2012	Aug. 15, 2012	Mar. 31, 2014 Sponsor Class B Units	Dec. 31, 2013 Sponsor Class B Units	Sep. 30, 2013 Minimum	Dec. 31, 2013 Minimum	Sep. 30, 2013 Maximum	Dec. 31, 2013 Maximum	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Dec. 31, 2013 Successor	Dec. 31, 2013 Successor Sponsor Class B Units	Dec. 31, 2012 Successor Sponsor Class B Units	Aug. 15, 2012 Predecessor	Dec. 31, 2011 Predecessor
Significant Accounting Policies [Line Items]
Amortization of deferred charges into interest expense			$ 138,000	$ 75,000												$ 105,000	$ 463,000				$ 364,000	$ 154,000
Capitalized interest																		0			1,739,000	756,000
Impairment charges					0	0	0
Other intangible assets estimated useful life													1 year		18 years
Long-term take-or-pay supply agreements, expiration year												2016	2014	2019	2019
Received advance payment from a customer	8,250,000	16,500,000
Cash contribution under the obligation									6,590,000
Cash held by the Partnership									1,984,000
Cash contribution commitment from sponsor								4,606,000	4,606,000
Deferred revenue					$ 0	$ 1,715,000										$ 1,715,000	$ 0	$ 0
Potential dilutive subordinate units outstanding					0
Class B shares, units outstanding										3,750,000	3,750,000,000								3,750,000	0